Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Investments accounted for using the equity method	Investments accounted for using the equity method
Investments accounted for using the equity method comprise associates and joint ventures (see Note B.1.), and are set forth below.

(€ million)	% interest	2021	2020	2019
Regeneron Pharmaceuticals, Inc.(a)	—	—	—	3,342
Infraserv GmbH & Co. Höchst KG(b)	31.2	80	72	70
MSP Vaccine Company(c)	50.0	88	44	36
Entities and companies managed by Bristol-Myers Squibb(d)	100.0	—	—	37
Other investments	—	82	85	106
Total		250	201	3,591
(a)     Following the transaction of May 29, 2020 as described in Note D.2.1. above, which resulted in the divestment of 22.8 million Regeneron shares, Sanofi no longer exercises significant influence over Regeneron. As of that date, Sanofi retained 0.4 million Regeneron shares, classified in the “Equity instruments at fair value through other comprehensive income” category (see Note D.7.1.). As of December 31, 2021, Sanofi held 279,766 Regeneron shares.
(b) Joint venture.
(c) Joint venture. MSP Vaccine Company owns 100% of MCM Vaccine B.V.
(d) On February 28, 2020, Sanofi acquired from Bristol-Myers Squibb the remaining 50.1% equity interest not yet held by Sanofi in the three partnerships that organize the commercialization of Plavix® in the United States and Puerto Rico, for a total consideration of $12 million. The acquisition was accounted for in accordance with IFRS 3 (Business Combinations).

The table below shows Sanofi’s overall share of (i) profit or loss and (ii) other comprehensive income from investments accounted for using the equity method, showing the split between associates and joint ventures in accordance with IFRS 12 (the amounts for each individual associate or joint venture are not material):

	2021		2020			2019
(€ million)	Joint ventures	Associates	Joint ventures	Associates		Joint ventures	Associates
Share of profit/(loss) from investments accounted for using the equity method	26	13	4	355	(a)	15	240
Share of other comprehensive income from investments accounted for using the equity method	(6)	—	8	(311)		(7)	90
Total	20	13	12	44		8	330
(a) Includes €343 million for Sanofi's share of the net income of Regeneron up to and including May 29, 2020 (see Note D.2.1.).

The financial statements include arm’s length commercial transactions between Sanofi and some equity-accounted investments that are classified as related parties. The principal transactions and balances with related parties are summarized below:

(€ million)	2021	2020	2019
Sales	70	75	24
Royalties and other income(a)	66	97	270
Accounts receivable and other receivables	116	50	151
Purchases and other expenses (including research expenses)(a)	178	747	1,334
Accounts payable and other payables	28	15	342
(a) For 2020, these amounts include transactions between Sanofi and Regeneron for the period from January 1 through May 29, 2020. The table above does not include the repurchase by Regeneron of its own shares from Sanofi (see Note D.2.1.).

There were no funding commitments to associates and joint ventures as of December 31, 2021 and in December 31, 2020, compared with €67 million as of December 31, 2019.
For off balance sheet commitments of an operational nature involving joint ventures, see Note D.21.1.
Regeneron
As mentioned in Note D.2.1., as a result of the sale of 22.8 million shares of Regeneron common stock on May 29, 2020, Sanofi ceased to exercise significant influence over Regeneron, and this investment is no longer accounted for using the equity method.
Key items from the 2019 consolidated financial statements of Regeneron, after adjustments to comply with IFRS (including those required to align on elective accounting treatments adopted by Sanofi) but before fair value remeasurements, are set forth below:

(€ million)	2019
Net sales and other revenues	7,023
Net income	1,882
Other comprehensive income for the period, net of taxes	113
Comprehensive income	1,995

(€ million)	December 31, 2019
Current assets	6,858
Non-current assets	6,627
Total assets	13,485
Current liabilities	1,870
Non-current liabilities	925
Total liabilities	2,795
Consolidated shareholders’ equity of Regeneron	10,690
The table below shows a reconciliation to the carrying amount of the investment:

(€ million)	December 31, 2019
% interest	21%
Share of equity attributable to Sanofi	2,263
Goodwill	839
Fair value remeasurements of assets and liabilities at the acquisition date	811
Other items(a)	(571)
Carrying amount of the investment in Regeneron	3,342
(a) Mainly comprises the difference arising from Sanofi’s share of the accumulated profits and losses and other changes in the net assets of Regeneron for the periods prior to first-time application of the equity method, and thereafter (i) Sanofi’s share of the stock option expense recognized against equity in the books of Regeneron, and of the deferred taxes recognized against equity in respect of that expense in accordance with IAS 12 paragraph 68.C. and (ii) the effects of the elimination of internal profits between Sanofi and Regeneron.

The market value of Sanofi’s investment in Regeneron as of December 31, 2019, based on the quoted stock market price per share in US dollars, is shown below:

2019
Quoted stock market price per share ($)	375.48
Market value of investment in Regeneron ($ million)	8,767
Market value of investment in Regeneron (€ million)	7,820